Stock Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended										3 Months Ended	12 Months Ended		0 Months Ended
	Dec. 12, 2013 Manager's employees	Dec. 12, 2012 Manager's employees	Dec. 31, 2011 Manager's employees	Dec. 31, 2013 Manager's employees	Dec. 31, 2013 2011 Stock Grants Manager's employees	Dec. 31, 2012 2011 Stock Grants Manager's employees	Dec. 31, 2013 Directors item	Dec. 31, 2011 Directors 2011 Stock Grants	Dec. 31, 2013 Directors 2012 Stock Grants	Dec. 31, 2012 Directors 2012 Stock Grants	Dec. 31, 2011 Directors 2012 Stock Grants	Dec. 31, 2013 Directors 2013 Stock Grants	Dec. 31, 2012 First director receiving 50% of compensation in shares item	Mar. 31, 2012 Second director receiving 100% of compensation in shares item	Dec. 31, 2011 Third director receiving 50% of compensation in shares item	Dec. 31, 2011 Fourth director receiving 100% of compensation in shares item	Dec. 12, 2011 Executive officers	Dec. 12, 2011 Executive officers Restricted shares
Stockholders' equity
Vesting period				0 years
Contractual obligation for any stock to be granted				$ 0
Shares granted	16,066	35,101	18,650					22,200		13,613								555,000
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses	0.1	0.1	0.1														2.0
New shares of common stock issued to employees for services						18,041
New shares of common stock to be issued to employees of the Manager for services					609
Number of directors who elected to receive their compensation in shares							0						1	1	1	1
Percentage of compensation elected to be received in shares													50.00%	100.00%	50.00%	100.00%
Amount reported in Additional Paid-in Capital										$ 0.05	$ 0.10
New shares of common stock distributed to directors									13,613